ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Disclosure of accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 45,417	$ 28,557
Accrued liabilities	84,510	43,191
Accounts payable and accrued liabilities	$ 129,927	$ 71,748